Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of income tax

	December 31,
	2021	2020
United States	$(45,256)	$(18,118)
Foreign	(26,865)	(6,442)
Total	$(72,121)	$(24,560)

Schedule of income tax provision

	December 31,
	2021	2020
Current:
Federal	$—	$—
State	—	—
Foreign	28	14
	28	14
Deferred:
Federal	—	—
State	—	—
Foreign	(178)	—
Provision (benefit) for income taxes	$(150)	14

Schedule of reconciliation of effective tax rate

	December 31,
	2021	2020
Income tax provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.8%	1.86%
Foreign tax differential	0.65%	(0.81)%
Change in fair value of warrants	(2.46)%	—
Other adjustments	(0.06)%	(1.97)%
Change in valuation allowance	(21.72)%	(20.14)%
Effective tax rate	(0.21)%	(0.06)%

Schedule of deferred tax assets and liabilities

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$23,514	$7,256
Accruals and reserves	12	19
Intangibles	—	219
Stock Compensation	1,353	738
Total deferred tax assets	24,879	8,232

Deferred tax liabilities:
Intangibles	(161)
Fixed assets	(581)	(216)
Total deferred tax liabilities	(742)	(216)

Net deferred tax assets	$24,137	$8,016
Valuation Allowance	(24,137)	(8,016)
Ending Balance	$—	$—

Schedule of deferred tax assets

	December 31,
	2021	2020
Beginning balance	$8,016	$3,069
Charged to costs and expenses	15,663	4,947
Charged to goodwill	458	0
Ending balance	$24,137	$8,016